Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest Nasdaq-100 Buffer ETF - December | FT Vest Nasdaq-100 Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	29.53%	(22.60%)	17.31%